Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets (liabilities):
Property, plant and equipment, net	$ 3,554	$ (47,001)
Finance lease right-of-use assets, net	(11,734)	(23,329)
Operating lease right-of-use assets, net	(26,170)	(67,889)
Operating lease liabilities	23,442	63,051
Provision for allowance of credit losses	66,112	64,859
Other liabilities	10,037	24,122
Deferred tax assets (liabilities), net	$ 65,241	$ 13,813